[LOGO]

The Korea Fund, Inc.


Annual Report
June 30, 2001


A closed-end investment company seeking long-term capital appreciation through investment in Korean securities.

[LOGO] The Korea Fund, Inc.
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Investment Objective and Policies

o  long-term capital appreciation through investment in Korean securities


Investment Characteristics

o  investments in a broad spectrum of Korean industries

o  closed-end investment company

o first United States investment company authorized to invest in Korean securities

o a vehicle for international diversification through participation in the Korean economy

o  a vehicle providing investments in some less liquid Korean opportunities




[LOGO] General Information
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Executive Offices                  The Korea Fund, Inc.
                                   345 Park Avenue
                                   New York, NY 10154


                                   For fund information: 1-800-349-4281

Transfer Agent, Registrar          Scudder Investments Service Company
and Dividend Reinvestment          P.O. Box 219153
Plan Agent                         Kansas City, MO 64121-9153

                                   For account information: 1-800-294-4366

Legal Counsel                      Debevoise & Plimpton

Custodian                          Brown Brothers Harriman & Co.

Subcustodian                       Citibank, N.A. -- Seoul office

Independent Accountants            PricewaterhouseCoopers LLP

New York Stock Exchange Symbol -- KF




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[LOGO] Contents
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     4  Letter to Stockholders

     8  Other Information

    11  Investment Summary

    12  Portfolio Summary

    14  Investment Portfolio

    22  Financial Statements

    25  Financial Highlights

    26  Notes to Financial Statements

    33  Report of Independent Accountants

    34  Tax Information

    35  Dividend Reinvestment and Cash Purchase Plan

    39  Directors and Officers


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   This report is sent to the stockholders of The Korea Fund, Inc. for their information. It is not a prospectus, circular, or representation intended for use in the purchase or sale of shares of the fund or of any securities mentioned in the report.
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                                       3
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[LOGO] Letter to Stockholders
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Dear Stockholders:

The past year has been a difficult time for Korea's stock market. During this interval, the KOSPI Index returned -27.53% in local currency terms, and -37.87% in dollars due to a drop in the value of Korea's currency -- the won -- from 1,115/$ on June 30, 2000, to 1,300/$ on June 30, 2001. The net asset value total return of The Korea Fund during this interval was -25.01%, well ahead of the benchmark's U.S. dollar return. For the twelve months ended June 30, 2001, the fund's share price -- quoted on the NYSE -- returned -13.16% to close at $10.58 per share, representing a discount of 18.68% to NAV on that date.

The past six months have provided a more positive picture, however. Korean stocks began the calendar year on a positive note, returning 22.45% in January alone in won terms. Concerns about the health of the global technology sector and the concurrent decline in the Nasdaq subsequently erased all of January's gains, and by April 10 the index was showing a loss for the year. The market subsequently rebounded in April, returning 10.35% for the full month, and proceeded to hold on to the majority of these gains in May and June even as other global markets posted substantial declines. Over the past six months, the KOSPI has returned 17.94% in won, and 14.72% for dollar-based investors.

Although the Korean market has posted a solid gain so far in 2001, sentiment has not been positive as of late. Foreign investors have been selling shares, and the total market capitalization of Korean stocks has fallen significantly over the past year. In addition, the traditionally export-driven economy has felt the effects of weakness in the United States and Japan, and softer DRAM prices have hurt the technology sector. Thus, Korea has been affected by the problems plaguing all global markets. Still, we believe that the economy is on track to grow 3% -- 3.5% in 2001, which is favorable given the slowdown worldwide.

Key Long-Term Factors Should Boost Valuations

Despite the difficulties of the past year and a half, we remain optimistic on the long-term prospects for Korean equities. Korea's market, at roughly less than ten times earnings, is attractively valued in relation to its neighbors, which we believe presents a compelling investment opportunity. In our view, the reasons






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for this disparity are two-fold. First, the investment market has only been open to foreign investors for five years, so research coverage is still light. Although the top ten companies in the market are heavily covered by the analyst community, there are a wealth of smaller companies with excellent earnings that do not receive a great deal of recognition. Due to its local presence in Korea, Zurich Scudder is well positioned to unearth these opportunities for the Korea Fund. Second, Korea has trailed the rest of the world in the quality of its corporate governance, or in other words, the accountability of company management teams to stockholders. Zurich Scudder is at the forefront of the movement demanding corporate governance changes, and has used its presence in Korea to enhance shareholder value by supporting the call for greater corporate transparency.

We see both of these factors improving in the years ahead. In the wake of Asia's 1997-8 crisis, investors are focusing on fewer Asian companies today compared with three years ago. When money begins to flow back into the region, Korea is likely to be one of the primary target markets. These supply and demand factors bode well for Korean equities on a longer-term basis, particularly for the undiscovered stocks in the small- to mid-cap areas of the market. Regarding investors' concerns about corporate governance, we think it is critical that companies are now looking, with increasing frequency, to the capital markets -- rather than banks -- for financing. Since this raises the importance of stock price performance, managements are putting a greater focus on transparency and stockholder value.

Over time, we believe that the improvement in these two areas will help raise price-to-earnings ratios -- and improve stock price performance -- in the Korean market.

Reform and Restructuring Continues

The reform process has been an important part of our outlook on Korea for several years, and it should remain so on a long-term basis. However, after substantial progress in recent years, reforms have stalled recently due to a variety of factors. Most important among these is the proximity and wide-open nature of next year's presidential elections, which makes it more difficult for the government to take steps that could result in higher unemployment. As a result, the Korean economy remains saddled with






                                       5
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unproductive companies that, in our view, should be allowed to go out of business. However, we believe that the long-term restructuring story remains in place, given the receptiveness of Korean citizens to change. Reforms will continue to occur, but at this juncture it is a matter of degree and speed.

Fund Strategy

We made few significant changes to the portfolio during the first half of the calendar year. As always, we continue to use intensive fundamental research to identify well-managed companies with strong balance sheets, lower-than-average debt ratios, and promising prospects for long-term profit growth. This strategy proved helpful to performance during a difficult time for global markets.

The Board of Directors of The Korea Fund took an innovative action in 2001 to enhance shareholder value. The special in-kind distribution of SK Telecom New York Stock Exchange-traded ADRs provided shareholders with a portion of their investment at NAV and pared down a portion of our position in SKT, which had grown due to market appreciation.

The fund is currently overweight in exporters, which stand to benefit from the decreasing value of the won. The weak currency has allowed many companies to increase sales volume and gain market share even as the global economy has slowed. Key holdings in this area are Hyundai Motor, as well as Samsung Heavy and Hyundai Heavy in the shipbuilding industry.

As of the close of the reporting period, the fund held an underweight position in its top two holdings -- Samsung Electronics and SK Telecom -- on the belief that continued difficulties in the technology sector would pressure the stocks. This decision helped fund performance, as both stocks did indeed perform poorly during the past quarter. In the wake of the sell-off, we are looking to add to these positions based on our long-term fundamental views on both companies. Samsung is the lowest cost producer of DRAMs in the world, a status that has allowed it to gain market share and make money in this area even as other companies are showing substantial losses. The company is very competitive and in an excellent position to capitalize if DRAM prices begin to rebound. Samsung is still selling at an exceptionally low p/e multiple despite the relative strength of its earnings, which in our view makes it an attractive opportunity at current levels. Meanwhile, SK Telecom has been






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pressured of late by regulatory issues, but we do not believe this will have a significant long-term impact on the stock. The company is very cost efficient, has strong cash flows, and is a position to increase its market share. As is the case with Samsung, we believe that the recent sell-off has created an opportunity to take advantage of SK Telecom's favorable long-term outlook by adding to our position.

Another key aspect of the fund's current positioning is its underweighting in banking and brokerage stocks. We feel that banks are vulnerable due to the incomplete nature of the overall restructuring process in Korea, which raises the likelihood of additional bankruptcies among corporations. Non-performing loans are rising, and it is possible that they could rise further in the months ahead. Nevertheless, we continue to hold core positions in the banks we see as being the strongest and least likely to be affected by bankruptcies, namely H&CB and Kookmin Bank. Once we see the country taking greater steps toward reform and ultimately nearing the end of the process, we will look to add to these positions.

Outlook

Although there could be some near-term downside in Korean equities as the global markets digest the second quarter earnings reports of U.S. technology companies, we believe that the long-term outlook for Korea remains positive. The selling of June and early July, while less severe than in many other global markets, was likely overdone. Korea's fundamentals have improved significantly in the past three years, and the quality of its companies has risen substantially as management teams institute more shareholder-oriented practices. Nevertheless, valuations are at roughly the same levels that they were during the crisis of 1997-8. In our view, this bodes well for the performance of Korean equities over the next three to five years.

Sincerely,

/s/ Nicholas Bratt            /s/ Juris Padegs

Nicholas Bratt                Juris Padegs
President                     Chairman of the Board
and Director                  and Director





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[LOGO] Other Information
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Investment Manager

The investment manager of The Korea Fund, Inc. is Zurich Scudder Investments, Inc., formerly Scudder Kemper Investments, Inc., (the "Manager"), one of the most experienced investment management firms in the world. Established in 1919, the firm manages investments for institutional and corporate clients, retirement and pension plans, insurance companies, mutual fund investors, and individuals. The Manager has offices throughout the United States and has subsidiaries in the United Kingdom, Switzerland, Hong Kong, and Japan.

The Manager has been a leader in international investment management for over 40 years. It manages Scudder International Fund, which was originally incorporated in Canada in 1953 as the first foreign investment company registered with the United States Securities and Exchange Commission. The Manager's clients that invest primarily in foreign securities include 21 open-end investment companies as well as portfolios for institutional investors.

The Manager also manages the assets of other closed-end investment companies that invest primarily in foreign securities, including: The Argentina Fund, Inc., The Brazil Fund, Inc., Scudder Global High Income Fund, Inc., and Scudder New Asia Fund, Inc., which are traded on the New York Stock Exchange.

Korean Advisor

Daewoo Capital Management Co., Ltd., registered under the U.S. Investment Advisers Act of 1940, acts as Korean advisor to Zurich Scudder Investments, Inc., the fund's investment manager. Daewoo Capital Management Co., Ltd. is a subsidiary of Daewoo Securities Co., Ltd., the largest Korean securities firm, and an affiliate of Daewoo Research Institute.

Daewoo Capital Management Co., Ltd. provides investment advice, research, and assistance to the Manager. The staff makes specific investment recommendations, which are then evaluated by the Manager's research department and portfolio managers in light of their own expertise and information from other sources in making investment decisions for the fund.

It is expected that Zurich Scudder Investments Korea Limited will employ certain employees of Daewoo Capital Management Co., Ltd. and will launch






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its investment advisory business in Korea as soon as practicable after it receives its license to operate as an investment advisory company in Korea. As a result of this transaction (the "Transaction"), Zurich Scudder Investments Korea Limited will replace Daewoo Capital Management, Co., Ltd. as Korean advisor to the Manager. On April 12, 2000, stockholders of the Fund approved a new Research and Advisory Agreement between the Manager and Zurich Scudder Investments Korea Limited, effective upon consummation of the Transaction. On August 9, 2001, Zurich Scudder Investments Korea Limited received its license to operate as an investment advisory company in Korea. Zurich Scudder Investments Korea Limited is also registered with the United States Securities and Exchange Comission as an investment adviser under the Investment Advisers Act of 1940, as amended.

A Team Approach to Investing

The Korea Fund, Inc. is managed by a team of investment professionals who each play an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Manager's large staff of economists, research analysts, traders, and other investment specialists who work in the Manager's offices across the United States and abroad. The Manager believes the team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources.

Lead Portfolio Manager John J. Lee has set fund investment strategy and overseen its daily operation since 1991, the year he joined the Manager's global equity area. Portfolio manager Nicholas Bratt has been a member of the fund team since 1984 and has over 27 years of experience in worldwide investing. Mr. Bratt, who has been with the Manager since 1976, is the Director of the Manager's Global Portfolio Management Group.

Dividend Reinvestment and Cash Purchase Plan

The fund's Dividend Reinvestment and Cash Purchase Plan offers you a convenient way to have your dividends and capital gain distributions reinvested in shares of the fund. We believe this Plan is attractive for stockholders. Its features are more fully described on page 35.



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Net Asset Value

The fund's NAV is published every weekday in The Wall Street Journal under the heading "Closed End Funds." The fund's NAV is also published in The New York Times and Barron's. As a service to overseas stockholders, the fund's NAV is listed daily in The Financial Times ("FT"). For your information, the NAV of the fund and other Scudder-managed closed-end funds can be found in the "FT Managed Funds Service" section under the heading "Other Offshore Funds" below the Zurich Scudder Investments, Inc. banner.

Amendment of the By-Laws

Effective April 4, 2001, the fund's By-Laws were amended to provide that after expiration of the terms of office specified for the Directors elected at such 1998 annual meeting, the Directors of each class shall serve for terms of three years, or, when filling a vacancy, for the remainder of the full term of the class of directors in which the vacancy occurred, and until their successors are elected and have qualified.



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[LOGO] Investment Summary                                    as of June 30, 2001
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Historical Information
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
                                       Total Return (%)
           ---------------------------------------------------------------------
                                 Net Asset
            Market Value         Value (a)         Index (b)         Index (c)
           -----------------  ----------------  ----------------  --------------
           Cumula- Average    Cumula- Average   Cumula-  Average  Cumula- Average
            tive    Annual     tive   Annual    tive     Annual    tive   Annual
-----------------------------------------------------------------------------------
Current
Quarter      16.43      --     17.25      --      16.41     --      13.74      --
-----------------------------------------------------------------------------------
One Year    -13.16  -13.16    -25.01  -25.01     -37.87  -37.87    -27.53  -27.53
-----------------------------------------------------------------------------------
Three Year   93.45   24.60    166.92   38.72     110.93  28.25      99.79   25.95
-----------------------------------------------------------------------------------
Five Year   -38.83   -9.36    -14.13   -3.00     -55.22  -14.85    -27.73   -6.29
-----------------------------------------------------------------------------------
Ten Year      4.01     .39     76.05    5.82     -45.33  -5.86      -1.68    -.17
-----------------------------------------------------------------------------------

Per Share Information and Returns (a)

                          Yearly periods ended June 30



THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE INDICATING TOTAL RETURN BELOW.



                 1992  1993   1994   1995  1996   1997  1998  1999   2000  2001
--------------------------------------------------------------------------------
Net Asset
Value ($)       10.75  11.40 18.66  19.89 18.52  13.22  5.63 17.72  20.04 13.01
--------------------------------------------------------------------------------
Income
Dividends ($)     .06    .04   .01     --   .06     --    --    --     --   .18
--------------------------------------------------------------------------------
Capital Gains
Distributions ($) .34    .20    --    .15   .36    .60    --    --     --  1.41
--------------------------------------------------------------------------------
Total Return (%) 7.87   8.20 63.77  13.00 -5.09 -24.40-57.41214.74  13.09-25.01
--------------------------------------------------------------------------------

(a) Total investment returns reflect changes in net asset value per share during each period and assume that dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market price.

(b)  Korea Stock Price Index ("KOSPI") in U.S. Dollars.

(c)  Korea Stock Price Index ("KOSPI") in local terms.

Past results are not necessarily indicative of future performance of the Fund.


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[LOGO] Portfolio Summary                                     as of June 30, 2001
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--------------------------------------------------------------------------------
 Diversification
--------------------------------------------------------------------------------

A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

Common Stocks            81%
Cash Equivalents          9%
Preferred Stocks          6%
Corporate Bonds           3%
Convertible Bonds         1%
---------------------------------
                        100%
---------------------------------

--------------------------------------------------------------------------------
 Sectors (Sector breakdown of the Fund's equity securities)
--------------------------------------------------------------------------------

A GRAPH IN THE FORM OF A PIE CHART APPEARS HERE, ILLUSTRATING THE EXACT DATA POINTS IN THE TABLE BELOW.

Financial                23%
Technology               20%
Communications           18%
Consumer Discretionary    8%
Consumer Staples          7%
Manufacturing             7%
Durables                  5%
Metals & Minerals         4%
Health                    2%
Other                     6%
---------------------------------
                        100%
---------------------------------




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 [LOGO]
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Ten Largest Equity Holdings (48% of Portfolio)
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 1. SK Telecom Co., Ltd.
    Provider of wireless telecommunication services
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 2. Samsung Electronics Co., Ltd.
    Manufacturer of industrial electronic parts and consumer products
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 3. Samsung Fire & Marine Insurance
    Writer of non-life insurance policies, such as auto, fire and marine
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 4. Samsung Electro-Mechanics Co., Ltd.
    Manufacturer of precision electronic parts
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 5. Korea Telecom Corp.
    Provider of telecommunication services
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 6. Pohang Iron & Steel Co., Ltd.
    Producer of steel products
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 7. KT Freetel
    Provider of mobile telecommunication services
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 8. LG Home Shopping, Inc.
    Operator of a cable television shopping channel
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 9. H & CB
    Provider of a full range of commercial banking services as well as housing finance services
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10. Kookmin Bank
    Provider of commercial banking and Internet banking services
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[LOGO] Investment Portfolio                                  as of June 30, 2001
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                                                    Principal
                                                    Amount (c)       Value ($)
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 Repurchase Agreements 8.8%
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Salomon Smith Barney, 4.07%, to be repurchased    U.S.$ 56,660,000  56,660,000
  at $56,679,217 on 7/2/2001** (Cost $56,660,000)
--------------------------------------------------------------------------------
 Corporate Bonds 3.7%
Consumer Staples 0.1%
--------------------------------------------------------------------------------
Haitai Confectionery Co., 2%, 11/28/2009 (b)          784,805,479      409,756
--------------------------------------------------------------------------------
Financial 1.7%
--------------------------------------------------------------------------------
Korea Exchange Bank, Step-up Coupon, 13.75%,     U.S.$ 10,000,000   10,825,000
  6/30/2010
--------------------------------------------------------------------------------
Durables 0.3%
--------------------------------------------------------------------------------
Nexen Tire Corp., 9.5%, 5/27/2002 (b)              3,000,000,000     2,352,661
--------------------------------------------------------------------------------
Manufacturing 0.1%
--------------------------------------------------------------------------------
Dae Young Packaging Co., 2%, due equally         1,000,000,000         525,993
  12/31/2007-12/31/2011 (b)
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Utilities 1.5%
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Korea Electric Power Corp., 6.375%, 12/1/2003    U.S.$ 10,000,000   10,082,900
--------------------------------------------------------------------------------
Total Corporate Bonds  (Cost $22,161,337)                           24,196,310
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Convertible Bonds 0.7%
--------------------------------------------------------------------------------

Consumer Staples 0.3%
--------------------------------------------------------------------------------
Food & Beverage                                  1,700,000,000       1,763,462

Halim & Co. Ltd., 5% with 42.27% bonus interest
  at maturity, 12/31/2001 (b) (d)
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.


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                                                    Principal
                                                    Amount (c)       Value ($)
--------------------------------------------------------------------------------


Durables 0.3%
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Tires
Hankook Tire Co. Ltd., Zero Coupon with 5.83%
  bonus interest at maturity, 12/31/2002 (b) (d) 1,890,000,000       2,320,16
--------------------------------------------------------------------------------

Technology 0.1%
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Diverse Electronic Products
S.E. Co., Ltd., 4% with 38.61% bonus interest at
  maturity, 12/31/2003 (b) (d) (f) (h)             500,000,000         384,468
--------------------------------------------------------------------------------
Total Convertible Bonds  (Cost $4,343,500)                           4,468,090
--------------------------------------------------------------------------------


                                                      Shares           Value ($)
--------------------------------------------------------------------------------
 Preferred Stocks 5.9%
--------------------------------------------------------------------------------

Consumer Discretionary 0.1%
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Department & Chain Stores 0.1%
Shinsegae Co., Ltd.                                     20,784         869,396
--------------------------------------------------------------------------------
Hotels & Casinos 0.0%
Hotel Shilla Co., Ltd.*                                 32,070         136,862
--------------------------------------------------------------------------------
Consumer Staples 0.7%
--------------------------------------------------------------------------------
Food & Beverage
Cheil Jedang Corp.* (f)                                297,200       3,245,090
Cheil Jedang Corp. (2nd)* (f)                           50,335         685,067
Cheil Jedang Corp. (3rd)* (f)                           30,201         384,334
Nam Yang Dairy Products Co., Ltd. (f)                    1,160         179,954
--------------------------------------------------------------------------------
                                                                     4,494,445
--------------------------------------------------------------------------------
Health 0.1%
--------------------------------------------------------------------------------
Health Industry Services 0.1%
LG Household & Health Care Ltd.*                        46,788         411,936
--------------------------------------------------------------------------------
Pharmaceuticals 0.0%
Korea Green Cross Corp. (New)                            3,262          54,931
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.


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                                                      Shares           Value ($)
--------------------------------------------------------------------------------

Financial 1.6%
--------------------------------------------------------------------------------
Insurance 1.1%
Samsung Fire & Marine Insurance                        533,850       6,978,431
--------------------------------------------------------------------------------
Other Financial Companies 0.5%
Dong Won Securities Co., Ltd.                          435,000       1,095,444
Dong Won Securities Co., Ltd. (2nd)                    211,750         533,242
--------------------------------------------------------------------------------
LG Investments & Securities Co., Ltd.                  470,000       1,597,386
--------------------------------------------------------------------------------
                                                                     3,226,072
--------------------------------------------------------------------------------
Durables 0.8%
--------------------------------------------------------------------------------
Automobiles
Hyundai Motor Co., Ltd. (2nd)                          738,593       4,884,198
--------------------------------------------------------------------------------

Manufacturing 0.2%
--------------------------------------------------------------------------------
Chemicals
LG Chem, Ltd.*                                         193,003       1,075,949
LG Chem Investment, Ltd.                                52,637         239,204
--------------------------------------------------------------------------------
                                                                     1,315,153
--------------------------------------------------------------------------------
Technology 2.4%
--------------------------------------------------------------------------------
Electronic Components/Distributors
Samsung SDI Co., Ltd.                                   34,318         699,290
Samsung Electro-Mechanics Co., Ltd. (f)                180,000       2,394,464
Samsung Electronics Co., Ltd. (e)                      198,201      12,268,497
--------------------------------------------------------------------------------
                                                                    15,362,251
--------------------------------------------------------------------------------
Total Preferred Stocks  (Cost $31,146,953)                          37,733,675
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Common Stocks 80.9%
--------------------------------------------------------------------------------

Consumer Discretionary 6.8%
--------------------------------------------------------------------------------
Department & Chain Stores 3.3%
Hyundai Department Store Co., Ltd.                   1,176,440      15,830,604
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

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                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Shinsegae Co., Ltd.                                     80,003       5,782,608
--------------------------------------------------------------------------------
                                                                    21,613,212
--------------------------------------------------------------------------------
Hotels & Casinos 0.3%
Hotel Shilla Co., Ltd.                                 378,391       2,237,468
--------------------------------------------------------------------------------
Specialty Retail 3.2%
LG Home Shopping, Inc. (f)                             490,900      20,383,391
--------------------------------------------------------------------------------

Consumer Staples 5.4%
--------------------------------------------------------------------------------
Alcohol & Tobacco 2.0%
Hite Brewery Co., Ltd.                                  50,000       1,687,812
Korea Tobacco and Ginseng Corp.                        846,000      11,481,661
--------------------------------------------------------------------------------
                                                                    13,169,473
--------------------------------------------------------------------------------
Food & Beverage 2.8%
Cheil Jedang Corp. (f)                                  99,606       3,278,075
Nam Yang Dairy Products Co., Ltd. (f)                   43,390      10,993,468
Nhong Shim Co., Ltd.*                                   93,601       3,685,022
--------------------------------------------------------------------------------
                                                                    17,956,565
--------------------------------------------------------------------------------
Textiles 0.5%
BYC Co., Ltd. (f)                                       39,530       1,316,147
Tae Kwang Industrial Co., Ltd.                          11,760       2,170,242
--------------------------------------------------------------------------------
                                                                     3,486,389
--------------------------------------------------------------------------------

Health 2.0%
--------------------------------------------------------------------------------
Health Industry Services 0.2%
LG Household & Health Care, Ltd.                        51,511       1,166,474
--------------------------------------------------------------------------------
Pharmaceuticals 1.8%
Yuhan Corp.                                            251,846      11,599,827
--------------------------------------------------------------------------------

Communications 15.6%
--------------------------------------------------------------------------------
Cellular Telephone 12.0%                               713,048      20,560,775
KT Freetel*
SK Telecom Co., Ltd. (e)                               319,590      47,059,965
SK Telecom Co., Ltd. (ADR) (e)                         608,135      10,277,482
--------------------------------------------------------------------------------
                                                                    77,898,222
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.


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                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Telephone/Communications 3.6%
Korea Telecom Corporation                              291,000      11,635,525
Korea Telecom Corporation (ADR)                        495,050      10,881,199
Locus Corp.*                                            50,000         638,216
--------------------------------------------------------------------------------
                                                                    23,154,940
--------------------------------------------------------------------------------
Financial 18.7%
--------------------------------------------------------------------------------
Banks 9.3%
H&CB (ADR)                                           1,738,327      19,260,663
Kookmin Bank                                           715,000       9,593,810
Kookmin Bank (GDS)                                     535,022       7,089,042
Koram Bank Ltd.*                                     1,365,000       9,183,968
Shinhan Bank                                           600,001       6,159,180
Shinhan Bank (GDR)                                     408,798       8,400,799
--------------------------------------------------------------------------------
                                                                    59,687,462
--------------------------------------------------------------------------------
Insurance 6.9%                                       1,071,920       2,719,982
LG Insurance Co., Ltd.
Oriental Fire & Marine Insurance Co.                   211,660       1,127,877
Samsung Fire & Marine Insurance                      1,279,625      40,883,059
--------------------------------------------------------------------------------
                                                                    44,730,918
--------------------------------------------------------------------------------
Other Financial Companies 2.5%                         356,500       1,765,367
Dongwon Securities Co.*
Hankang Restructuring Fund* (g)                      3,000,000       7,727,797
Kookmin Credit Card Co., Ltd.                          100,000       2,845,060
Good Morning Securities Co., Ltd.*                   1,050,000       4,158,016
--------------------------------------------------------------------------------
                                                                    16,496,240
--------------------------------------------------------------------------------

Media 1.0%
--------------------------------------------------------------------------------
Advertising 0.2%
Cheil Communications, Inc.                              17,000       1,477,124
--------------------------------------------------------------------------------
Cable Television 0.4%
Qrix Networks, Inc.* (b) (h)                           120,000       2,306,805
--------------------------------------------------------------------------------
Print Media 0.4%
Woongjin.com Co., Ltd.*                                800,000       2,798,923
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.


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--------------------------------------------------------------------------------

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Service Industries 1.7%
--------------------------------------------------------------------------------
Miscellaneous Commercial Services 0.5%
S1 Corp.                                               278,270       3,081,190
--------------------------------------------------------------------------------
Miscellaneous Consumer Services 1.2%
Brainrush Asia, Inc.* (b) (f) (h)                      105,579       1,291,811
Korea Information & Communications Co., Ltd.*          366,000       6,501,038
--------------------------------------------------------------------------------
                                                                     7,792,849
--------------------------------------------------------------------------------

Durables 3.0%
--------------------------------------------------------------------------------
Automobiles 1.5%
Hyundai Motor Co., Ltd. (GDR)                        3,020,000       9,890,500
--------------------------------------------------------------------------------
Tires 1.5%
Hankook Tire Co., Ltd.                               3,335,275       7,001,385
Nexen Tire Corp.                                       400,000       2,276,048
--------------------------------------------------------------------------------
                                                                     9,277,433
--------------------------------------------------------------------------------

Manufacturing 5.6%
--------------------------------------------------------------------------------
Chemicals 1.0%
Honam Petrochemical Corp.                              100,000         742,022
LG Chem, Ltd.*                                         212,486       2,826,611
LG Chem Investment, Ltd.                                57,950         452,282
Samsung Fine Chemicals Co., Ltd.                       225,000       2,326,990
--------------------------------------------------------------------------------
                                                                     6,347,905
--------------------------------------------------------------------------------
Diversified Manufacturing 3.3%
Anycell, Inc.* (b) (f) (h)                           1,250,000       1,922,338
Daeyang E & C Ltd.                                     247,200       1,697,421
Halla Climate Control Co.                               60,000       1,850,058
Hyundai Heavy Industries                               475,000      11,212,995
Samsung Heavy Industries Co., Ltd.*                  1,120,000       4,736,640
--------------------------------------------------------------------------------
                                                                    21,419,452
--------------------------------------------------------------------------------
Electrical Products 0.4%
Hankuk Electric Glass Co., Ltd.                         30,000       2,352,941
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

[LOGO]
--------------------------------------------------------------------------------

                                                       Shares         Value ($)
--------------------------------------------------------------------------------
Machinery/Components/Controls 0.7%
HS R&A Co., Ltd.                                       200,000       1,176,471
Samsung Climate Control Co., Ltd. (f)                  827,630       3,430,162
--------------------------------------------------------------------------------
                                                                     4,606,633
--------------------------------------------------------------------------------
Specialty Chemicals 0.2%
Korea Fine Chemical Co.                                 83,333       1,473,786
--------------------------------------------------------------------------------

Technology 14.6%
--------------------------------------------------------------------------------
Diverse Electronic Products 1.1%
Dae Duck Electronics Co., Ltd.                         350,390       2,613,443
Insung Information Co., Ltd.*                          721,000       2,966,052
S.E. Co., Ltd.* (b) (f) (h)                            636,950       1,537,888
--------------------------------------------------------------------------------
                                                                     7,117,383
--------------------------------------------------------------------------------
Electronic Components/Distributors 13.5%
Jahwa Electronics Co., Ltd.                            234,000       1,383,668
L G Electronics, Inc.                                  100,000       1,284,118
Samsung Electro-Mechanics Co., Ltd. (f)                794,005      28,512,136
Samsung Electronics Co., Ltd. (e)                      298,759      44,107,442
Samsung SDI Co., Ltd.                                  245,306      11,826,748
--------------------------------------------------------------------------------
                                                                    87,114,112
--------------------------------------------------------------------------------

Energy 1.6%
--------------------------------------------------------------------------------
Oil & Gas Production
S-Oil Corp.                                            227,000       5,969,550
SK Corp.                                               354,614       4,485,506
--------------------------------------------------------------------------------
                                                                    10,455,056
--------------------------------------------------------------------------------

Metals & Minerals 3.2%
--------------------------------------------------------------------------------
Steel & Metals
Pohang Iron & Steel Co., Ltd.                          243,430      19,466,913
Pohang Iron & Steel Co., Ltd. (ADR)                     72,608       1,431,830
--------------------------------------------------------------------------------
                                                                    20,898,743
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------

                                                       Shares         Value ($)
--------------------------------------------------------------------------------
Utilities 1.7%
--------------------------------------------------------------------------------
Electric Utilities
Korea Electric Power Corp.                             602,000      11,202,153
--------------------------------------------------------------------------------
Total Common Stocks  (Cost $405,661,835)                           523,193,569
--------------------------------------------------------------------------------
Total Investment Portfolio-- 100.0%  (Cost $519,973,625) (a)       646,251,644
--------------------------------------------------------------------------------

*    Non-income producing security.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a) The cost for federal income tax purposes was $522,220,733. At June 30 ,2001, net unrealized appreciation for all securities based on tax cost was $124,030,911. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $184,245,340 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $60,214,429.

(b) Securities valued in good faith by the Valuation Committee of the Board of Directors at fair value amounted to $14,815,342 (2.3% of net assets at June 30, 2001 and 3.2% at June 30, 2000). Their values have been estimated by the Board of Directors in the absence of readily ascertainable values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The cost of these securities at June 30, 2001 aggregated $15,813,017. These securities may also have certain restrictions as to resale.

(c) Principal amount stated in Korean Won unless otherwise noted. U.S.$ represents United States Dollars.

(d) Bonus interest represents the amount available to be paid to the holder at maturity in lieu of conversion.

(e) At June 30, 2001, 17.5% of the Fund's net assets were invested in SK Telecom Co., Ltd. and Samsung Electronics Co., Ltd. (see Note H to the Notes to Financial Statements).

(f)  Affiliated issuers (see Note G to the Notes to Financial Statements).

(g)  Managed by Zurich Scudder Investments, Inc.

(h) Included in (b) above are private placement securities with a value which aggregated $7,443,310 (1.1% of net assets) at June 30, 2001. No quoted market price exists for these private placement securities. The issuers of these securities have given the Fund a put option, payable on demand. Information concerning such private placement securities at June 30, 2001 is as follows:


Security                                         Acquisition Date     Cost ($)
--------------------------------------------------------------------------------
Anycell, Inc.                                       12/22/2000       2,020,774
--------------------------------------------------------------------------------
Brainrush Asia, Inc.                                 7/29/2000       1,504,365
--------------------------------------------------------------------------------
Qrix Networks, Inc.                                  7/28/2000       2,686,367
--------------------------------------------------------------------------------
S.E. Co., Ltd. (convertible bond)                   12/22/2000         404,154
--------------------------------------------------------------------------------
S.E. Co., Ltd. (equity)                             12/22/2000       1,616,637
--------------------------------------------------------------------------------
                                                                     8,232,297
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

[LOGO] Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Assets and Liabilities as of June 30, 2001
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value:
Unaffiliated issuers (cost $454,231,028)                         $   566,312,851
--------------------------------------------------------------------------------
Affiliated issuers (cost $65,742,597)                                79,938,793
--------------------------------------------------------------------------------
Total investments in securities, at value (cost $519,973,625)       646,251,644
--------------------------------------------------------------------------------
Cash                                                                        796
--------------------------------------------------------------------------------
Won, at value (cost $14,381,343)                                     14,327,076
--------------------------------------------------------------------------------
Interest receivable                                                     754,993
--------------------------------------------------------------------------------
Total assets                                                        661,334,509
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                    10,000,010
--------------------------------------------------------------------------------
Dividends payable                                                         9,796
--------------------------------------------------------------------------------
Accrued management fee                                                  482,374
--------------------------------------------------------------------------------
Other accrued expenses and payables                                     289,136
--------------------------------------------------------------------------------
Total liabilities                                                    10,781,316
--------------------------------------------------------------------------------
Net assets, at value                                            $   650,553,193
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net assets consist of:
Net unrealized appreciation (depreciation) on:
  Investments                                                       126,278,019
--------------------------------------------------------------------------------
  Won related transactions                                              (60,623)
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                  2,468,467
--------------------------------------------------------------------------------
Paid-in capital                                                     521,867,330
--------------------------------------------------------------------------------
Net assets, at value                                            $   650,553,193
--------------------------------------------------------------------------------
Net Asset Value per share ($650,553,193 / 50,008,902 shares of common stock issued and outstanding, $.01 par value,
  200,000,000 shares authorized)                                $         13.01
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

[LOGO]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Operations for the year ended June 30, 2001
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Dividends -- Unaffiliated issuers (net of foreign taxes withheld
  of $1,426,894)                                                 $    7,799,953
Dividends -- Affiliated issuers (net of foreign taxes withheld of
   $296,686)                                                          1,423,536
--------------------------------------------------------------------------------
Interest -- Unaffiliated issuers (net of foreign taxes withheld of
  $316,618)                                                           7,773,379
--------------------------------------------------------------------------------
Interest-- Affiliated issuers (net of foreign taxes withheld of
  $1,275)                                                                 6,925
--------------------------------------------------------------------------------
Total Income (net of foreign taxes withheld $2,041,473)              17,003,793
--------------------------------------------------------------------------------
Expenses:
Management fee                                                        6,979,554
--------------------------------------------------------------------------------
Services to shareholders                                                 35,778
--------------------------------------------------------------------------------
Custodian and accounting fees                                           887,358
--------------------------------------------------------------------------------
Auditing                                                                102,215
--------------------------------------------------------------------------------
Legal                                                                   365,958
--------------------------------------------------------------------------------
Directors' fees and expenses                                            112,675
--------------------------------------------------------------------------------
Reports to shareholders                                                 163,463
--------------------------------------------------------------------------------
Other                                                                   112,666
--------------------------------------------------------------------------------
Total expenses, before expense reductions                             8,759,667
--------------------------------------------------------------------------------
Expense reductions                                                      (82,745)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                              8,676,922
--------------------------------------------------------------------------------
Net investment income (loss)                                          8,326,871
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from:
Investments                                                          92,535,212
--------------------------------------------------------------------------------
Won related transactions                                             (9,492,788)
--------------------------------------------------------------------------------
                                                                     83,042,424
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on:
Investments                                                        (363,522,823)
--------------------------------------------------------------------------------
Won related transactions                                                 82,898
--------------------------------------------------------------------------------
                                                                   (363,439,925)
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                         (280,397,501)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $ (272,070,630)
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

[LOGO]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        Years Ended June 30,
Increase (Decrease) in Net Assets                      2001             2000
--------------------------------------------------------------------------------
Operations:
Net investment income (loss)                  $     8,326,871   $     2,372,275
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
  transactions                                     83,042,424       148,775,458
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
  investment transactions during the period      (363,439,925)      (35,234,521)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                (272,070,630)      115,913,212
--------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                            (9,250,133)               --
--------------------------------------------------------------------------------
  Net realized gains                              (70,333,447)               --
--------------------------------------------------------------------------------
Fund share transactions:
  Reinvestment of distributions                       108,174                --
--------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
  Fund share transactions                             108,174                --
--------------------------------------------------------------------------------
Increase (decrease) in net assets                (351,546,036)      115,913,212
--------------------------------------------------------------------------------
Net assets at beginning of period               1,002,099,229       886,186,017
--------------------------------------------------------------------------------
Net assets at end of period (including
  undistributed net investment income of
  $6,901,817 at June 30, 2000)                $   650,553,193  $  1,002,099,229
--------------------------------------------------------------------------------

Other Information
--------------------------------------------------------------------------------
Shares outstanding at beginning of period          49,999,999        49,999,999
--------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
  distributions                                         8,903                --
--------------------------------------------------------------------------------
Net increase (decrease) in Fund shares                  8,903                --
--------------------------------------------------------------------------------
Shares outstanding at end of period                50,008,902        49,999,999
--------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

[LOGO] Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Years Ended June 30,                      2001    2000    1999    1998    1997
--------------------------------------------------------------------------------

Per Share Operating Performance
--------------------------------------------------------------------------------
Net asset value, beginning of period     $20.04  $17.72  $ 5.63  $13.22  $18.52
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^a            .17     .05     .04     .07     .07
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions       (5.61)   2.27   12.05   (7.66)  (4.48)
--------------------------------------------------------------------------------
  Total from investment operations        (5.44)   2.32   12.09   (7.59)  (4.41)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.18)     --      --      --      --
--------------------------------------------------------------------------------
  Net realized gains on investment
  transactions                            (1.41)     --      --      --    (.60)
--------------------------------------------------------------------------------
  Total distributions                     (1.59)     --      --      --    (.60)
--------------------------------------------------------------------------------
Antidilution (dilution) resulting from
  the rights offering (1997) and
  reinvestment of distributions for
  shares at value                            --      --      --      --    (.29)
--------------------------------------------------------------------------------
Net asset value, end of period           $13.01  $20.04  $17.72  $ 5.63  $13.22
--------------------------------------------------------------------------------
Market value, end of period              $10.58  $14.06  $14.88  $ 6.31  $14.75
--------------------------------------------------------------------------------

Total Return
--------------------------------------------------------------------------------
Per share market value (%)^b             (13.16)  (5.46) 135.64  (57.20) (26.11)
--------------------------------------------------------------------------------
Per share net asset value (%)^b          (25.01)  13.09  214.74  (57.41) (24.40)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)      651   1,002     886     281     661
--------------------------------------------------------------------------------
Ratio of expenses before expense
  reductions (%)                           1.24    1.20    1.36    1.38    1.28
--------------------------------------------------------------------------------
Ratio of expenses after expense
  reductions (%)                           1.23    1.19    1.36    1.38    1.28
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)  1.18     .24     .37     .90     .46
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                  40      31      10      24      13
--------------------------------------------------------------------------------

^a   Based on monthly average shares outstanding during the period.

^b Total investment returns reflect changes in net asset value per share during each period and assume that dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market price.

[LOGO] Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies

The Korea Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on the U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used.

Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Fund, whose quotations reflect broker/dealer supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotations supplied by a bona fide market maker shall be used. Money Market investments purchased with an original maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

[LOGO]
--------------------------------------------------------------------------------

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

At June 30, 2001 the exchange rate for Korean Won was U.S. $.00077 to W 1.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Under the United States-Korea Income Tax Treaty (the "Treaty"), as presently in effect, the government of Korea imposes a nonrecoverable withholding tax and resident tax aggregating 16.5% on dividends and 13.2% on interest earned by the Fund from Korean issuers. Under the Treaty, there is no Korean withholding tax on realized capital gains.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually.

[LOGO]
--------------------------------------------------------------------------------

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated securities, forward contracts, investments in passive foreign investment companies and certain securities sold at a loss. As a result, net investment income (loss), net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Subscriptions for New Shares. As part of their annual corporate action matters, certain Korean companies offer rights to their shareholders to subscribe to new shares which are eligible for a portion of the dividends paid on existing shares in the year of subscription. The Fund follows a policy of subscribing to new share offerings by Korean companies.

Dividend Income. Korean-based corporations have generally adopted calendar year-ends, and their corporate actions are normally approved by their boards of directors and shareholders in the first quarter of each calendar year. Accordingly, dividend income from Korean equity investments is earned and received by the Fund primarily in the first calendar quarter of each year. As a result, the Fund, which has a June 30 year-end, receives substantially less dividend income in the first half of its year than in the second half of such year.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Certain dividends and related withholding taxes, if applicable, from Korean securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends and taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for financial reporting purposes.

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--------------------------------------------------------------------------------

B. Purchases and Sales of Securities

During the year ended June 30, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated $247,864,327 and $298,097,455, respectively.

C. Related Parties

Under the Investment Management Agreement (the "Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Manager"), formerly Scudder Kemper Investments, Inc., the Manager directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Manager determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Manager provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement is equal to an annual rate of 1.15% of the Fund's month-end net assets up to and including $50,000,000, 1.10% of such net assets on the next $50,000,000, 1% of such net assets on the next $250,000,000, 0.95% of such net assets on the next $400,000,000, and 0.90% of such net assets in excess of $750,000,000, and payable monthly. The market value of Hankang Restructuring Fund, which is managed by ZSI, has been excluded from the net assets used to calculate the management fee. For the year ended June 30, 2001, the Manager did not impose a portion of its fee amounting to $82,745, and the portion imposed amounted to $6,896,809 which was equivalent to an annual effective rate of 0.99% of the Fund's average month-end net assets.

Under the Agreement, the Manager pays Daewoo Capital Management Co., Ltd. (the "Korean Advisor") a monthly fee, equal to an annual rate of 0.2875% of the first $50,000,000 of the Fund's month-end net assets, 0.275% of such net assets on the next $50,000,000, and 0.25% of such net assets on the next $250,000,000, 0.2375%
of such net assets on the next $400,000,000, and 0.225% of such net assets in excess of $750,000,000. It is expected that Zurich Scudder Investments Korea Limited, a subsidiary of the Manager, will acquire certain assets from Daewoo Capital Management Co.,

[LOGO]
--------------------------------------------------------------------------------

Ltd. and will become Korean Advisor to the Manager. Korean regulatory approval for this transaction has been received.

For year ended June 30, 2001, there were no brokerage commissions on investment transactions paid by the Fund to Daewoo Securities Co., Ltd., the parent company of the Korean Advisor.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Manager, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended June 30, 2001, the amount charged to the Fund by SFAC aggregated $345,013, of which $26,142 is unpaid at June 30, 2001.

Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, a subsidiary of the Manager is the shareholder service agent of the Fund. Prior to November 17, 2000, Scudder Service Corporation ("SSC"), a subsidiary of the Manager, provided shareholder communication services for the Fund. For the year ended June 30, 2001, the amount charged to the Fund by SISC and SSC aggregated $15,000, of which $2,500 is unpaid at June 30, 2001.

The Fund pays each Director not affiliated with the Manager or the Korean Advisor an annual retainer, plus specified amounts for attended board and committee meetings. For the year ended June 30, 2001, Directors' fees and expenses aggregated $112,675.

D. Foreign Investment and Exchange Controls in Korea

The Foreign Exchange Transaction Act, the Presidential Decree relating to such Act and the regulations of the Minister of Finance and Economy issued thereunder impose certain limitations and controls which generally affect foreign investors in Korea. The Fund has obtained from the Minister of Finance and Economy a license to invest in Korean securities and to repatriate income received from dividends and interest earned on, and net realized capital gain from, its investments in Korean securities or to repatriate from investment principal up to 10% of the net asset value (taken at current value) of the Fund (except upon termination of the Fund, or for expenses in excess of Fund income, in which case the foregoing restriction shall not apply). The Minister of Finance and Economy may, when it deems it to be in the public

[LOGO]
--------------------------------------------------------------------------------

interest, modify the Fund's license to invest in Korean securities or, according to the terms of the license, revoke it in the event of the Fund's noncompliance with conditions of the license or a material violation of Korean law. The Minister of Finance and Economy may issue orders when it deems that transactions cannot be normally concluded due to natural disaster, warfare, uprising, sudden change in economic conditions, or other incidents similar thereto, or order the temporary closing of the securities market or take other necessary measures. Under the Foreign Exchange Transaction Act, the Minister of Finance and Economy has the power, with prior public notice of scope and duration, to suspend all or a part of foreign exchange transactions when emergency measures are deemed necessary in case of radical change in the international or domestic economic situation. The Fund could be adversely affected by delays in, or the refusal to grant, any required governmental approval for such transactions.

Currently there are certain restrictions with respect to investing in equity securities of certain designated public corporations and telecommunication corporations listed on the Korea Stock Exchange. As of June 30, 2001, one of the Fund's holdings had an ownership limit still in place, SK Telecom Co., Ltd., which had a foreign ownership limit of 49%.

E. Investing in the Korean Market

Investing in the Korean market may involve special risks and considerations not typically associated with investing in the United States of America. These risks include revaluation of currency, high rates of inflation, Korean taxes, repatriation restrictions on income and capital, corporate bankruptcy and future adverse political and economic developments.

Moreover, securities issued in this market may be less liquid, subject to government ownership controls, delayed settlements and their prices more volatile than those of comparable securities in the United States of America.

F. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $1 billion revolving credit facility with J. P. Morgan Chase & Co. for temporary or

[LOGO]
--------------------------------------------------------------------------------

emergency purposes, that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata based upon net assets among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 5% of its net assets under the agreement.

G. Transactions in Securities of Affiliated Issuers

An affiliated issuer is a company in which the Fund has ownership of at least 5% of the voting securities. A summary of the Fund's transactions during the period with companies which are or were affiliates is as follows:

                                  Purchases      Sales
       Affiliate                    Cost ($)    Cost ($)     Income ($)* Value ($)
----------------------------------------------------------------------------------
BYC Co., Ltd.                              --           --      12,914   1,316,147
----------------------------------------------------------------------------------
Halim & Co., Ltd.                   1,693,478    7,189,997          --          --
----------------------------------------------------------------------------------
Cheil Jedang Corp.                  1,973,556           --     317,949   7,592,566
----------------------------------------------------------------------------------
Samsung Climate Control Co., Ltd.   2,476,849           --       8,013   3,430,162
----------------------------------------------------------------------------------
Nam Yang Dairy Products Co., Ltd.          --           --      26,236  11,173,422
----------------------------------------------------------------------------------
Samsung Electro-Mechanics Co.,      5,649,994           --     803,241  30,906,600
  Ltd.
----------------------------------------------------------------------------------
Brainrush Asia, Inc.                1,504,365           --          --   1,291,811
----------------------------------------------------------------------------------
Anycell, Inc.                       2,020,773           --          --   1,922,338
----------------------------------------------------------------------------------
S.E. Co., Ltd.                      2,020,792           --       6,925   1,922,356
----------------------------------------------------------------------------------
LG Home Shopping, Inc.             22,636,588           --     255,183  20,383,391
----------------------------------------------------------------------------------
                                   39,976,395    7,189,997   1,430,461  79,938,793
----------------------------------------------------------------------------------

*  Net of foreign taxes withheld.

H. In-Kind Dividend

The Fund paid a special 10% in-kind dividend in the form of American Depository Receipts (ADRs) of SK Telecom Co., Ltd. This special in-kind dividend was paid on February 28, 2001 to shareholders of record as of the close of business on January 26, 2001. The special in-kind dividend was designated as a long-term capital gain distribution for tax purposes.




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[LOGO] Report of Independent Accountants
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To the Board of Directors and the Shareholders of The Korea Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Korea Fund, Inc. (the "Fund") at June 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts                                 PricewaterhouseCoopers LLP
August 17, 2001


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[LOGO] Tax Information                                               (Unaudited)
--------------------------------------------------------------------------------

The Fund paid distributions of $1.4064 per share from net long-term capital gains during its year ended June 30, 2001, of which 100% represents 20% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $82,554,000 as capital gain dividends for its year ended June 30, 2001, of which 100% represents 20% rate gains.

The Fund paid foreign taxes of $2,041,473 and earned $5,072,768 of foreign source income during the year ended June 30, 2001. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $0.04 per share as foreign taxes paid and $0.10 per share as income earned from foreign sources for the year ended June 30, 2001.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.



                                       34
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[LOGO] Dividend Reinvestment and
Cash Purchase Plan
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The Plan

The fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan") offers you an automatic way to reinvest your dividends and capital gains distributions in shares of the fund. The Plan also provides for cash investments in fund shares of $100 to $3,000 semiannually through Scudder Investments Service Company, the Plan Agent.

Automatic Participation

Each stockholder of record is automatically a participant in the Plan unless the stockholder has instructed the Plan Agent in writing otherwise. Such a notice must be received by the Plan Agent not less than 10 days prior to the record date for a dividend or distribution in order to be effective with respect to that dividend or distribution. A notice which is not received by that time will be effective only with respect to subsequent dividends and distributions.

Stockholders who do not participate in the Plan will receive all distributions in cash paid by check in dollars mailed directly to the stockholder by Scudder Investments Service Company, as dividend paying agent.

Shares Held by a Nominee

If your shares are held in the name of a brokerage firm, bank, or other nominee as the stockholder of record, please consult your nominee (or any successor nominee) to determine whether it is participating in the Plan on your behalf. Many nominees are generally authorized to receive cash dividends unless they are specifically instructed by a client to reinvest. If you would like your nominee to participate in the Plan on your behalf, you should give your nominee instructions to that effect as soon as possible.

Pricing of Dividends and Distributions

If the market price per share on the payment date for the dividend or distribution (the "Valuation Date") equals or exceeds net asset value per share on that date, the fund will issue new shares to participants at the greater of the following on the Valuation Date: (a) net asset value, or (b) 95% of the mean





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[LOGO]
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market price. The Valuation Date will be the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading date, the next preceding trading date. If the net asset value exceeds the market price of fund shares at such time, participants in the Plan are considered to have elected to receive shares of stock from the fund, valued at market price, on the Valuation Date. In either case, for Federal income tax purposes, the stockholder receives a distribution equal to the market value on Valuation Date of new shares issued. State and local taxes may also apply. If the fund should declare an income dividend or net capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' account on, or shortly after, the payment date.

Amendment of the Plan

Effective June 13, 2001, the Plan has been amended to provide that if on the Valuation Date the fund's shares are trading at a discount to net asset value, the Plan Agent will use the dividend or distribution (less each participant's pro rata share of brokerage commissions) to buy fund shares in the open market for the participants' account. Such purchases will be made on or shortly after the payment date for such dividend or distribution, and in no event more than 45 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with federal securities law.

Voluntary Cash Purchases

Participants in the Plan have the option of making additional cash payments to the Plan Agent, semiannually, in any amount from $100 to $3,000, for investment in the fund's shares. The Plan Agent will use all such monies received from participants to purchase fund shares in the open market on or about February 15 and August 15. Any voluntary cash payments received more than 30 days prior to these dates will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payments. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before February 15, or August 15, as the case may be. A participant may





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[LOGO]
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withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

Participant Plan Accounts

The Plan Agent maintains all participant accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by participants for personal and tax records. Shares in the account of each plan participant will be held by the Plan Agent in non-certificated form in the name of the participant, and each participant will be able to vote those shares purchased pursuant to the Plan at a stockholder meeting or by proxy.

No Service Fee to Reinvest

There is no service fee charged to participants for reinvesting dividends or distributions from net realized capital gains. The Plan Agent's fees for the handling of the reinvestment of dividends and capital gains distributions will be paid by the fund. There will be no brokerage commissions with respect to shares issued directly by the fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, participants will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of any dividends or capital gains distributions payable only in cash.

Costs for Cash Purchases

With respect to purchases of fund shares from voluntary cash payments, the Plan Agent will charge $0.75 for each such purchase for a participant. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases of fund shares in connection with voluntary cash payments made by the participant.

Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and pro-rating the lower commission thus attainable.





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[LOGO]
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Amendment or Termination

The fund and the Plan Agent each reserve the right to terminate the Plan. Notice of the termination will be sent to the participants of the Plan at least 30 days before the record date for a dividend or distribution. The Plan also may be amended by the fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by giving at least 30 days' written notice to participants in the Plan.

A participant may terminate his account under the Plan by written notice to the Plan Agent. If the written notice is received 10 days before the record day of any distribution, it will be effective immediately. If received after that date, it will be effective as soon as possible after the reinvestment of the dividend or distribution.

If a participant elects to sell his shares before the Plan is terminated, the Plan Agent will deduct a $2.50 fee plus brokerage commissions from the sale transaction.

Plan Agent Address and Telephone Number

You may obtain more detailed information by requesting a copy of the Plan from the Plan Agent. All correspondence (including notifications) should be directed to: The Korea Fund Dividend Reinvestment and Cash Purchase Plan, c/o Scudder Investments Service Company, P.O. Box 219153, Kansas City, MO 64121-9153, 1-800-294-4366.





                                       38
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[LOGO] Directors and Officers
--------------------------------------------------------------------------------




JURIS PADEGS*                           JUDITH A. HANNAWAY*
  Chairman of the Board and Director      Vice President

NICHOLAS BRATT*                         JOHN J. LEE*
  President and Director                  Vice President

ROBERT J. CALLANDER                     DONG WOOK PARK
  Director                                Vice President

KENNETH C. FROEWISS                     JOHN MILLETTE*
  Director                                Vice President and Secretary

WILLIAM H. LUERS                        KATHRYN L. QUIRK*
  Director                                Vice President and Assistant Secretary

RONALDO A. da FROTA NOGUEIRA            JOHN R. HEBBLE*
  Director                                Treasurer

SUSAN KAUFMAN PURCELL                   THOMAS LALLY*
  Director                                Assistant Treasurer

KESOP YUN                               BRENDA LYONS*
  Director                                Assistant Treasurer

WILLIAM H. GLEYSTEEN, JR.               CAROLINE PEARSON*
  Honorary Director                       Assistant Secretary

WILSON NOLEN
  Honorary Director

ROBERT W. LEAR
  Emeritus Founding Director

TAI HO LEE
  Emeritus Founding Director

SIDNEY M. ROBBINS
  Emeritus Founding Director



*  Zurich Scudder Investments, Inc.






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